Consolidated Balance Sheets		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 78,032,891	$ 9,953,175	$ 84,850,995
Accounts receivables, net		67,775,993	8,644,897	8,144,307
Merchandise inventories, net				1,879,435
Deposits and prepayments		22,777,913	2,905,346
TOTAL CURRENT ASSETS		168,586,797	21,503,418	94,874,737
NON-CURRENT ASSETS
Plant and equipment, net
Goodwill		43,789,000	5,585,332
Intangible asset, net		2,564,750	327,136
Deferred offering costs		1,094,969	139,664
Long-term deposits		6,200	791	16,200
TOTAL NON-CURRENT ASSETS		47,454,919	6,052,923	16,200
TOTAL ASSETS		216,041,716	27,556,341	94,890,937
CURRENT LIABILITIES
Accounts payables		41,946,701	5,350,344	466,327
Accounts payables - related parties		19,972,442	2,547,505	14,984,393
Accruals		2,763,756	352,520	1,786,314
Contract liabilities		789,927	100,756	501,804
Tax payables		1,420,277	181,158	190,082
Amount due to a related party		2,450,000	312,500
Amounts due to directors		2,170,627	276,866
TOTAL CURRENT LIABILITIES		71,513,730	9,121,649	17,928,920
NON-CURRENT LIABILITIES
Promissory note payable, non-current		14,551,432	1,856,050
Deferred tax liability		423,184	53,977
TOTAL NON-CURRENT LIABILITIES		14,974,616	1,910,027
TOTAL LIABILITIES		86,488,346	11,031,676	17,928,920
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, US$0.0001 par value, 500,000,000 Ordinary Shares authorized, and 1,100,818 shares and 2,724,911 shares issued and outstanding as of March 31, 2025 and 2026, respectively	[1],[2]	2,137	273	862
Additional paid-in capital		73,616,990	9,389,922	37,717,487
Retained earnings		55,934,243	7,134,470	39,243,668
TOTAL SHAREHOLDERS’ EQUITY		129,553,370	16,524,665	76,962,017
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		216,041,716	27,556,341	94,890,937
Related Party
CURRENT LIABILITIES
Accounts payables - related parties		$ 19,972,442	$ 2,547,505	$ 14,984,393

[1]	All share and per share data have been retroactively restated to reflect the sixteen (16)-for-one (1) share consolidation of the Company’s ordinary shares effective on November 7, 2025.
[2]	On a retroactively restated basis, 93,750 ordinary shares were issued on May 15, 2024, 7,068 ordinary shares were issued on July 5, 2024, and 1,624,062 ordinary shares were issued on July 1, 2025.